Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Detailed Information about Non Cash Transaction

31.	CASH FLOW INFORMATION

	a. Non-cash transactions
		Years Ended December 31
		2018	2019	2020
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
	Additions of financial assets at FVTOCI	$100,759.6	$257,824.5	$268,653.5
	Conversion of convertible bonds into equity securities	(23.8)	—	(120.5)
	Changes in accrued expenses and other current liabilities	(4,323.0)	(266.3)	(5,895.5)

	Payments for acquisition of financial assets at FVTOCI	$96,412.8	$257,558.2	$262,637.5

	Disposal of financial assets at FVTOCI	$90,545.1	$229,525.1	$269,011.8
	Changes in other financial assets	(3,905.8)	919.4	(2,079.9)

	Proceeds from disposal of financial assets at FVTOCI	$86,639.3	$230,444.5	$266,931.9

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Additions of property, plant and equipment	$300,024.4	$564,283.0	$525,720.7
Changes in other financial assets	1,555.4	472.5	584.7
Exchange of assets	—	(3,287.1)	(1.1)
Changes in payables to contractors and equipment suppliers	13,979.9	(100,963.9)	(19,085.9)
Transferred to initial carrying amount of hedged items	22.2	(82.3)	20.3

Payments for acquisition of property, plant and equipment	$315,581.9	$460,422.2	$507,238.7

Additions of intangible assets	$7,105.0	$9,237.7	$12,559.5
Changes in other financial assets	22.8	22.2	10.5
Changes in account payable	(27.5)	70.0	191.4
Changes in accrued expenses and other current liabilities	—	—	(3,219.0)

Payments for acquisition of intangible assets	$7,100.3	$9,329.9	$9,542.4

(Concluded)

Schedule of Liabilities Arising From Financing Activities
b.	Reconciliation of liabilities arising from financing activities

			Non-cash changes
	Balance as of January 1, 2018	Financing Cash Flow	Foreign Exchange Movement	Other Changes (Note)	Balance as of December 31, 2019
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$63,766.8	$23,923.0	$1,064.9	$—	$88,754.7
Bonds payable	150,201.1	(58,024.9)	(382.9)	6.7	91,800.0
Guarantee deposits	16,080.6	(279.2)	423.5	(6,035.9)	10,189.0

Total	$230,048.5	$(34,381.1)	$1,105.5	$(6,029.2)	$190,743.7

			Non-cash changes
	Balance as of January 1, 2019	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2019
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,754.7	$31,804.3	$(2,036.7)	$—	$—	$118,522.3
Bonds payable	91,800.0	(34,900.0)	—	—	—	56,900.0
Lease liabilities	19,903.6	(3,174.0)	(73.3)	419.7	240.9	17,316.9
Guarantee deposits	10,189.0	(639.1)	4.5	—	(7,824.5)	1,729.9

Total	$210,647.3	$(6,908.8)	$(2,105.5)	$419.7	$(7,583.6)	$194,469.1

			Non-cash changes
	Balance as of January 1, 2020	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2020
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$118,522.3	$(31,571.6)	$1,608.3	$—	$—	$88,559.0
Bonds payable	56,900.0	204,535.0	(4,758.6)	—	28.7	256,705.1
Long-term bank loans	—	2,000.0	—	—	(32.4)	1,967.6
Lease liabilities	17,316.9	(2,819.7)	(78.5)	7,742.2	227.7	22,388.6
Guarantee deposits	1,729.9	129.5	1.8	—	(1,511.2)	350.0

Total	$194,469.1	$172,273.2	$(3,227.0)	$7,742.2	$(1,287.2)	$369,970.3

Note:
Other changes include amortization of bonds payable, amortization of long-term bank loan interest subsidy, financial cost of lease liabilities and guarantee deposits refunded to customers by offsetting related accounts receivable.